Schedule of income, expenses, gains and losses from financial instruments (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Interest income	$ (51,529)	$ (102,158)
Interest and accretion expense	847,322	1,725,684
Other Assets And Liabilities [Member]
IfrsStatementLineItems [Line Items]
Interest income	(51,529)	(102,158)
Interest and accretion expense	2,844,956	5,236,482
Net interest expense	$ 2,793,427	$ 5,134,324